DISCONTINUED OPERATIONS - Schedule of Disposal Groups, Including Discontinued Operations (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating costs and expenses:
Less: Impairment of Securitize for Advisors goodwill			$ 4,122,926	$ 3,000,000
Discontinued operations, disposed of by sale
Disposal Group, Including Discontinued Operations [Line Items]
Revenue	$ 10,637		100,992	122,873
Operating costs and expenses:
Selling, general & administrative	117,779		395,817	626,287
Compensation and benefits	464,753		1,555,595	2,379,529
Provision for expected credit losses			44,796	0
Less: Impairment of Securitize for Advisors goodwill		$ 4,122,926	4,122,926	3,000,000
Total operating costs and expenses	582,532		6,119,134	6,005,816
Loss from operations	(571,895)		(6,018,142)	(5,882,943)
Other expense:
Other expense, net	(11,444)
Other income (expense), net			(68,420)	21,810
Net loss	$ (583,339)		$ (6,086,562)	$ (5,861,133)